Acquisitions (Virgin Media) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		7 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 31, 2013	Dec. 31, 2014	Feb. 28, 2013
Business Acquisition [Line Items]
Stock incentive awards outstanding (in shares)	13,030,000
Options [Member]
Business Acquisition [Line Items]
Stock incentive awards outstanding (in shares)	9,860,000
RSUs [Member]
Business Acquisition [Line Items]
Stock incentive awards outstanding (in shares)	3,170,000
Virgin Media Acquisition [Member]
Business Acquisition [Line Items]
Weighted average useful life of acquired intangible assets	7 years
Other accrued and current liabilities	$ (1,892.2)
Acquisition costs	51.5
Virgin Media Acquisition [Member] | VM Convertible Notes [Member]
Business Acquisition [Line Items]
Percentage of debt instrument conversion		94.40%
Virgin Media Acquisition [Member] | Capacity Arrangement Contract [Member]
Business Acquisition [Line Items]
Other accrued and current liabilities	$ (35.6)
Other current liabilities amortized		$ 22.8	$ 12.8
Virgin Media Merger Agreement [Member] | VM Senior Notes [Member]
Business Acquisition [Line Items]
Granted security interest in escrow account				$ 3,557.5
Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Common stock, issued (in shares)		222,081,117	251,167,686
Common stock, outstanding (in shares)		222,081,117	251,167,686
Class B Ordinary Shares [Member]
Business Acquisition [Line Items]
Common stock, issued (in shares)		10,147,184	10,139,184
Common stock, outstanding (in shares)		10,147,184	10,139,184
Class C Ordinary Shares [Member]
Business Acquisition [Line Items]
Common stock, issued (in shares)		556,221,669	630,353,372
Common stock, outstanding (in shares)		556,221,669	630,353,372
Virgin Media [Member] | Virgin Media Merger Agreement [Member]
Business Acquisition [Line Items]
Acquired entity cash received from acquiring entity (in dollars per share)	$ 17.50
Virgin Media [Member] | Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Common stock, issued (in shares)	70,233,842
Virgin Media [Member] | Class A Ordinary Shares [Member] | Virgin Media Merger Agreement [Member]
Business Acquisition [Line Items]
Acquired entity shares received of acquiring entity (in shares)	0.2582
Virgin Media [Member] | Class C Ordinary Shares [Member]
Business Acquisition [Line Items]
Common stock, issued (in shares)	175,122,182
Virgin Media [Member] | Class C Ordinary Shares [Member] | Virgin Media Merger Agreement [Member]
Business Acquisition [Line Items]
Acquired entity shares received of acquiring entity (in shares)	0.6438
Virgin Media [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock, outstanding (in shares)	272,013,333
Liberty Global [Member] | Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Common stock, issued (in shares)	141,234,331
Liberty Global [Member] | Class A Ordinary Shares [Member] | Virgin Media Merger Agreement [Member]
Business Acquisition [Line Items]
Acquired entity shares received of acquiring entity (in shares)	1
Liberty Global [Member] | Class B Ordinary Shares [Member]
Business Acquisition [Line Items]
Common stock, issued (in shares)	10,176,295
Liberty Global [Member] | Class B Ordinary Shares [Member] | Virgin Media Merger Agreement [Member]
Business Acquisition [Line Items]
Acquired entity shares received of acquiring entity (in shares)	1
Liberty Global [Member] | Class C Ordinary Shares [Member]
Business Acquisition [Line Items]
Common stock, issued (in shares)	362,556,220
Liberty Global [Member] | Class C Ordinary Shares [Member] | Virgin Media Merger Agreement [Member]
Business Acquisition [Line Items]
Acquired entity shares received of acquiring entity (in shares)	1
Liberty Global [Member] | Series A Common Stock [Member]
Business Acquisition [Line Items]
Share price (in dollar/euro per share)	$ 38.94
Liberty Global [Member] | Series C Common Stock [Member]
Business Acquisition [Line Items]
Share price (in dollar/euro per share)	$ 36.37